Columbia Funds Series Trust II
225 Franklin Street
Boston, MA 02110
July 1, 2021
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia Funds Series Trust II (the Registrant) Columbia Global Value Fund (prior to June 9, 2021, known as Columbia Global Equity Value Fund)
Columbia Overseas Core Fund
Post-Effective Amendment No. 220 File No. 333-131683 /811-21852
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 220 (Amendment). This Amendment was filed electronically on June 25, 2021.
If you have any questions, please contact either me at (212) 850-1703 or Heidi Brommer at (612) 671-2403.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia Funds Series Trust II